FEDERAL INCOME TAXES	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Tax Status [Line Items]
FEDERAL INCOME TAXES	FEDERAL INCOME TAXES
The IRS has determined and informed the Company by letter dated March 25, 2016, that the Plan and related trust are designed in accordance with applicable sections of the Internal Revenue Code and therefore, are exempt from federal income taxes. Although the Plan has been amended since receiving the determination letter in 2016, the Plan administrator and the Plan's legal counsel believe that the Plan is designed and is currently being operated in compliance with the applicable requirements of the Internal Revenue Code and, therefore, believe the Plan is qualified and the related trust is tax-exempt.

U.S. GAAP requires the Company to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.